OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Other accounts receivables and prepaid expenses [Line Items]
Prepaid expenses		$ 1,959	$ 1,920
Government authorities		898	1,918
Grants receivable from the OCS		728	41
Short-term lease deposits		$ 215	136
Loan to third-party	[1]		607
Others		$ 147	85
Other receivables and prepaid expenses		4,513	5,383
Foreign Exchange Contract [Member]
Other accounts receivables and prepaid expenses [Line Items]
Foreign currency derivative contracts		$ 566	$ 676

[1]	Represents a loan granted on January 1, 2014 to Optenet in the total amount of € 2,000, of which an amount of $ 1,215 is presented in non-current other assets as of December 31, 2014. The loan is due in equal payments in the amount of € 125 per quarter, and bears an annual interest rate of Eurobor + 5%. As of March 23, 2015, as part of the acquisition of Optenet, the remaining outstanding loan was considered part of the purchase price. (See Note 1b)